Nature of activities	12 Months Ended
Dec. 31, 2019
Nature Of Activities [Abstract]
Nature of activities [Text Block]

1. Nature of activities

Osisko Gold Royalties Ltd and its subsidiaries (together "Osisko" or the "Company") are engaged in the business of acquiring and managing precious metal and other high-quality royalties, streams and similar interests in Canada and worldwide. Osisko is a public company traded on the Toronto Stock Exchange and the New York Stock Exchange constituted under the Business Corporations Act (Québec) and is domiciled in the Province of Québec, Canada. The address of its registered office is 1100, avenue des Canadiens-de-Montréal, Suite 300, Montréal, Québec.

The Company owns a portfolio of royalties, streams, offtakes, options on royalty/stream financings and exclusive rights to participate in future royalty/stream financings on various projects mainly in Canada. The cornerstone asset is a 5% net smelter return ("NSR") royalty on the Canadian Malartic mine, located in Canada. In addition, the Company owns the Cariboo gold project in Canada and invests in equities of exploration and development companies.